LONG-TERM LOAN RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of Long-Term Loan Receivable
The following table sets forth the loan agreement in long-term loan receivable balance:
Date	Borrower	Lender	Amount (RMB)	Annual Interest Rate	Repayment Due Date
4/5/2017	Suzhou Zhixinliren Investments Co., Limited (“Suzhou Zhixinliren”)	Ambow Shengying	42,677	0%	4/4/2019